Expense Example	Jun. 10, 2025 USD ($)
WEBs Defined Volatility XLE ETF | WEBs Defined Volatility XLE ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
WEBs Defined Volatility XLB ETF | WEBs Defined Volatility XLB ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Defined Volatility XLI ETF | WEBs Defined Volatility XLI ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Defined Volatility XLY ETF | WEBs Defined Volatility XLY ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Defined Volatility XLP ETF | WEBs Defined Volatility XLP ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Webs Defined Volatility XLV ETF | Webs Defined Volatility XLV ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Defined Volatility XLF ETF | WEBs Defined Volatility XLF ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Defined Volatility XLK ETF | WEBs Defined Volatility XLK ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Webs Defined Volatility XLC ETF | Webs Defined Volatility XLC ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Defined Volatility XLU ETF | WEBs Defined Volatility XLU ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WEBs Defined Volatility XLRE ETF | WEBs Defined Volatility XLRE ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	$ 284